Current Projects (Q2) (Details) - USD ($)			1 Months Ended				3 Months Ended		6 Months Ended
	Apr. 04, 2019	May 10, 2017	Aug. 31, 2018	Jun. 30, 2018	Jan. 31, 2018	Aug. 31, 2017	Dec. 31, 2019	Sep. 30, 2019	Dec. 31, 2019	Oct. 24, 2019	Jun. 30, 2019	Apr. 29, 2019	Oct. 31, 2018	Aug. 31, 2009
Consideration payable in acquisition to parent company, description									In September 2019, AFE repurchased all of the shares in CRR in exchange for AFE shares. The CRR shareholders received one share of AFE for every ten shares of CRR. As a result of the transaction, CRR is a wholly-owned subsidiary of AFE.
Gain on termination of option								$ 70,000
Australian Future Energy Pty Ltd [Member]
Services revenue, delivery of a process design package		$ 2,000,000
Equity method investments							$ 0		$ 0		$ 0
Australian Future Energy Pty Ltd [Member] | Second Largest Shareholder [Member]
Ownership percentage purchased							35.00%		35.00%
Australian Future Energy Pty Ltd [Member] | Synthesis Energy Systems Technology, LLC [Member]
Ownership percentage purchased	100.00%
Consideration payable in acquisition to parent company, description	(i) an additional $2.0 million in three equal installments, with the first installment paid at closing and the remainder over the subsequent twelve months, and (ii) $3.8 million on the earlier of the closing of a construction financing by AFE or five years from closing.
Shares issued in settlement of invoices	1,000,000
Amount paid in settlement of invoices	$ 100,000
Stock issued during termination	2,000,000
Australian Future Energy Pty Ltd [Member] | Synthesis Energy Systems Technology, LLC [Member] | First Installment Paid [Member]
Payments for installments	$ 2,000,000
Australian Future Energy Pty Ltd [Member] | Synthesis Energy Systems Technology, LLC [Member] | Earlier of The Closing [Member]
Payments for installments	3,800,000
Australian Future Energy Pty Ltd [Member] | Synthesis Energy Systems Technology, LLC [Member] | First Million [Member]
Additional investment	70,000
Accounts receivable with the fair value	100,000
Accounts receivable write-off	30,000
Australian Future Energy Pty Ltd [Member] | Synthesis Energy Systems Technology, LLC [Member] | Second Million [Member]
Deferred liability of down payment on purchase of subsidiary	$ 70,000
AFE [Member]
Services revenue, delivery of a process design package		$ 2,000,000
Equity method investments				$ 0							0
Payments to acquire equity method investments				160,000		$ 470,000
AFE [Member] | Loan Agreement [Member]
Loan amount										$ 350,000
Loss on equity method investments							$ 350,000
AFE [Member] | Synthesis Energy Systems Technology, LLC [Member]
Stock issued during termination	2,000
AFE [Member] | Synthesis Energy Systems Technology, LLC [Member] | First Installment Paid [Member]
Payments for installments	$ 2,000,000
AFE [Member] | Synthesis Energy Systems Technology, LLC [Member] | Earlier of The Closing [Member]
Payments for installments	3,800,000
AFE [Member] | Synthesis Energy Systems Technology, LLC [Member] | First Million [Member]
Accounts receivable with the fair value	$ 100,000
Cape River Resources Pty Ltd [Member]
Ownership percentage purchased													38.00%
Equity method investments											0
Cape River Resources Pty Ltd [Member] | One Board Director [Member]
Ownership percentage purchased													15.00%
Cape River Resources Pty Ltd [Member] | Second Largest Shareholder [Member]
Ownership percentage purchased													38.00%
Batchfire Resources Pty Ltd [Member]
Ownership percentage purchased							7.00%		7.00%
Cost method investments							$ 0		$ 0		0
Batchfire Resources Pty Ltd [Member] | Maximum [Member]
Ownership percentage purchased												11.00%
Batchfire Resources Pty Ltd [Member] | Minimum [Member]
Ownership percentage purchased												7.00%
Townsville Metals Infrastructure Pty Ltd [Member]
Equity method investments							$ 0		$ 0		$ 0
Townsville Metals Infrastructure Pty Ltd [Member] | One Board Director [Member]
Ownership percentage purchased			15.00%
Townsville Metals Infrastructure Pty Ltd [Member] | Second Largest Shareholder [Member]
Ownership percentage purchased			38.00%
SES EnCoal Energy [Member]
Ownership percentage purchased							50.00%		50.00%		50.00%
Equity method investments				36,000			$ 17,000		$ 17,000		$ 19,000
Payments to acquire equity method investments			$ 11,000	$ 76,000	$ 6,000
Yima Joint Venture [Member]
Ownership percentage purchased														25.00%
Cost method investments							0		0		$ 0
Yima Coal Industry Group [Member]
Ownership percentage purchased														75.00%
TSEC Joint Venture [Member]
Ownership percentage purchased						25.00%					35.00%
Equity method investments							$ 0		$ 0		$ 0
TSEC Joint Venture [Member] | Suzhou Thvow Technology Co. Ltd. [Member]
Ownership percentage purchased						50.00%
TSEC Joint Venture [Member] | Innovative Coal Chemical Design Institute [Member]
Ownership percentage purchased						25.00%